Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities
Available-for-sale Securities	$ 46,851	$ 29,607
Available-for-sale Securities, Current	(42,073)	(28,606)
Available-for-sale Securities, Noncurrent	4,778	1,001
Corporate Debt Securities
Schedule of Available-for-sale Securities
Available-for-sale Securities	30,181	11,057
US Treasury and Government
Schedule of Available-for-sale Securities
Available-for-sale Securities	5,314	11,304
Commercial Paper
Schedule of Available-for-sale Securities
Available-for-sale Securities	9,293	4,246
Certificates of deposit
Schedule of Available-for-sale Securities
Available-for-sale Securities	1,552	3,000
Municipal Bonds
Schedule of Available-for-sale Securities
Available-for-sale Securities	$ 511	$ 0